Interest Expense (Details) - Schedule of interest expense - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of interest expense [Abstract]
Interest on indebtedness	$ 164,253	$ 239,805	$ 231,015
Interest on derivative instruments	11,625	(13,191)	(7,105)
Interest on satellite performance incentive payments	2,930	3,536	4,134
Interest on significant financing component	22,434	25,484	27,374
Interest on employee benefit plans (Note 29)	1,169	1,339	1,488
Interest on leases	1,349	1,288
Capitalized interest (Note 15)			(19,120)
Interest expense	$ 203,760	$ 258,261	$ 237,786